                     TT INTERNATIONAL INVESTMENT MANAGEMENT


                              TT EUROPE MUTUAL FUND


                        SEMI-ANNUAL REPORT June 29, 2001


                             [TT INTERNATIONAL LOGO]

TABLE OF CONTENTS

      To Our Shareholders                                             1

      TT EUROPE MUTUAL FUND

      Statement of Assets and Liabilities                             2

      Statement of Operations                                         3

      Statement of Changes in Net Assets                              4

      Financial Highlights                                            5

      Notes to Financial Statements                                 6-7

      TT EUROPE PORTFOLIO

      Schedule of Investments                                       8-9

      Statement of Assets and Liabilities                            10

      Statement of Operations                                        11

      Statement of Changes in Net Assets                             12

      Notes to Financial Statements                               13-15

TO OUR SHAREHOLDERS

         Dear Fellow Shareholder,

         I am delighted to present to you the first interim report of the TT Europe Mutual Fund, which was launched in February, 2001. I would like to thank all those whose efforts have contributed so much to the creation of the Fund, notably the independent trustees (Mr. John Benning, Mr. Peter Brown and Mr. Robert Uek), the administrator (Investors Bank & Trust Company) and the legal counsel (Bingham Dana
         LLP). We greatly appreciate their continuing contributions.

         This has been a difficult period to launch a new fund in any of the world's major equity markets, and Europe has been no place to hide from fears of a sharp slowdown in the US economy (as well as hopes for a swift recovery) and the knock-on effects to corporate earnings. The impact has been exacerbated by the strength of the U.S. Dollar against the major European currencies.

         Since the inception of the fund on February 12th, 2001 the broad European market has lost 13.38% expressed in U.S. dollars while the Fund is down by a marginally better 13.10%. Markets continue to be volatile, and in the absence of a clear pickup in the earnings trend, navigating a steady course over the coming months will remain difficult. That said, we are confident that economies will begin to recover towards the end of the year and that the trend of U.S. dollar strength against European currencies has ceased and may begin to reverse. We intend to ride out the current turbulence while positioning the Portfolio and the Fund to capture the eventual upturn.

         Your confidence and support are much appreciated.

         Sincerely,


         /s/ David Burnett

         DAVID BURNETT
         President

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 29, 2001 (UNAUDITED)

                                                                             US$
         ------------------------------------------------------------------------
         ASSETS:
         Investment in TT Europe Portfolio ("Portfolio"), at value       121,699
         Receivable from Advisor                                          33,382
         ------------------------------------------------------------------------
         TOTAL ASSETS                                                    155,081
         ------------------------------------------------------------------------

         LIABILITIES:
         Payable for investment advisory fees                                 35
         Accrued expenses and other liabilities                           68,124
         ------------------------------------------------------------------------
         Total liabilities                                                68,159
         ------------------------------------------------------------------------
         NET ASSETS                                                       86,922
         ------------------------------------------------------------------------

         NET ASSETS CONSIST OF:
         Paid in capital                                                 100,000
         Undistributed net investment income                               1,069
         Accumulated net realized loss on investments                     (9,679)
         Net unrealized depreciation                                      (4,468)
         ------------------------------------------------------------------------
         NET ASSETS                                                       86,922
         ------------------------------------------------------------------------
         Shares of beneficial interest outstanding                        10,000
         ------------------------------------------------------------------------
         Net asset value per share (offering and redemption price)         8.69
         ------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 12, 2001 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                      US$
         ---------------------------------------------------------------------------------
         INVESTMENT INCOME:
         Interest*                                                                    439
         Dividends*^                                                                1,158
         Expenses*                                                                (82,009)
         ---------------------------------------------------------------------------------
                                                                                  (80,412)
         ---------------------------------------------------------------------------------

         EXPENSES:
         Legal services                                                            13,649
         Transfer agent fees                                                       11,260
         Administration fees                                                       11,260
         Blue sky expense                                                          10,905
         Trustees' fees and expenses                                                7,601
         Printing and postage expense                                               6,362
         Custodian fees                                                             6,006
         SEC fees                                                                   5,599
         Audit services                                                             2,969
         Other Expenses                                                               377
         Investment advisory fees                                                     170
         ---------------------------------------------------------------------------------
         Total expenses                                                            76,158
         Less expense waiver and/or reimbursement                                (157,639)
         ---------------------------------------------------------------------------------
         Net expenses (reimbursement)                                             (81,481)
         ---------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                                      1,069
         ---------------------------------------------------------------------------------

         REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
         Net realized loss on:
         Investments*                                                              (9,976)
         Foreign currency transactions and forward foreign currency
           exchange contracts*                                                        297
         ---------------------------------------------------------------------------------
                                                                                   (9,679)
         ---------------------------------------------------------------------------------
         Change in unrealized appreciation (depreciation) on:
         Investments*                                                              (4,429)
         Foreign currency transactions and forward foreign currency
           exchange contracts*                                                        (39)
         ---------------------------------------------------------------------------------
                                                                                   (4,468)
         ---------------------------------------------------------------------------------
         NET LOSS ON INVESTMENTS                                                  (14,147)
         ---------------------------------------------------------------------------------
         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     (13,078)
         ---------------------------------------------------------------------------------
         ^ Net of foreign taxes withheld                                              162
         ---------------------------------------------------------------------------------
         * Allocated from TT Europe Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 12, 2001 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                    US$
         -------------------------------------------------------------------------------
         OPERATIONS:
         Net investment income                                                    1,069
         Net realized loss on investments                                        (9,679)
         Net change in net unrealized depreciation                               (4,468)
         -------------------------------------------------------------------------------
         Net decrease in net assets resulting from operations                   (13,078)
         -------------------------------------------------------------------------------

         FUND SHARE TRANSACTIONS:
         Net proceeds from shares sold                                          100,000
         -------------------------------------------------------------------------------
         Net increase in net assets                                             100,000
         -------------------------------------------------------------------------------
         Total increase in net assets                                            86,922
         -------------------------------------------------------------------------------

         NET ASSETS:
         Beginning of period                                                          -
         -------------------------------------------------------------------------------
         End of period*                                                          86,922
         -------------------------------------------------------------------------------
         *Including undistributed net investment income of                        1,069
         -------------------------------------------------------------------------------

         CHANGES IN SHARES OUTSTANDING:
         Shares sold                                                             10,000
         Shares issued on reinvestment of dividends                                   -
         Shares redeemed                                                              -
         -------------------------------------------------------------------------------
                                                                                 10,000
         -------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING


                                                                         PERIOD FROM FEBRUARY 12, 2001
                                                                           (COMMENCEMENT OF OPERATION)
                                                                     THROUGH JUNE 29, 2001 (UNAUDITED)
                                                                                                   US$
         ---------------------------------------------------------------------------------------------
         NET ASSET VALUE - BEGINNING OF PERIOD                                               10.00
         ---------------------------------------------------------------------------------------------
         Net investment income                                                                0.11(1)
         Net realized and unrealized depreciation                                            (1.42)
         ---------------------------------------------------------------------------------------------
         Total from investment operations                                                    (1.31)
         ---------------------------------------------------------------------------------------------
         NET ASSET VALUE - END OF PERIOD                                                      8.69
         ---------------------------------------------------------------------------------------------
         TOTAL RETURN                                                                       (13.10)%+^

         RATIOS AND SUPPLEMENTAL DATA:
         Net assets, end of period (thousands)                                                  87
         Gross Expenses (to average daily net assets)                                       460.53%*
         Net Expenses (to average daily net assets)                                           1.55%*
         Net Investment Income (to average daily net assets)                                  3.11%*

         For the period indicated, the investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.55% of the Fund's daily net assets.

         If this voluntary action had not been taken, the investment loss per share and ratios would have been:
         Net investment loss (to average daily assets)                                     (455.88)%*
         Net investment loss per share                                                      (15.66)*

         (1) Computed using average shares outstanding for the period.
         +   Total return would have been lower in the absence of waivers.
         ^   Not annualized
         *   Annualized

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

        A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
           TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000. The Fund commenced operations on February 12, 2001. The Fund's initial investment of $100,000 was made on February 6, 2001.

           The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management is the Portfolio's investment manager (the "Portfolio Manager").

           The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

           1. SECURITY VALUATION
              The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 29, 2001). The method by which the Portfolio values its securities is discussed in Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

           2. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
              The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

           3. FEDERAL INCOME TAXES
              The Fund is treated as a separate entity for U.S. federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 29, 2001.

           4. DISTRIBUTIONS TO SHAREHOLDERS
              Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

              Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

              Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions, and foreign taxes.

           5. EXPENSES
              Pursuant to a Management Agreement with the Feeder Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Fund's assets. For its advisory services, the Feeder Trust pays monthly to TTI a management fee from the assets of the Fund at an annual rate equal to 0.50% of the Fund's average daily net assets.

              In addition to amounts payable under a Management Agreement between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TTI or the Fund's Distributor (as defined below), government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

           6. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
              For the period from February 12, 2001 (commencement of operations) until December 31, 2001, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.55% of its average daily net assets.

              First Fund Distributors, Inc. ("the Distributor") serves as the Fund's distributor. The Fund does not pay the Distributor a fee for distribution services or for services provided to shareholders.

        B. CAPITAL SHARE TRANSACTIONS
           As of June 29, 2001, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 29, 2001 (UNAUDITED)

                                                        VALUE (NOTE 1)
    COMMON STOCKS - 65.73%                    SHARES               US$
    ------------------------------------------------------------------
    BELGIUM - 3.15%
    BANKS - 1.17%
    Dexia                                         90             1,420
    ------------------------------------------------------------------
    DIVERSIFIED FINANCIALS - 1.98%
    Groupe Bruxelles Lambert SA                   43             2,413
    ------------------------------------------------------------------
    TOTAL BELGIUM                                                3,833
    ------------------------------------------------------------------

    DENMARK - 2.07%
    PHARMACEUTICALS - 2.07%
    Novo Nordisk A/S - Class B                    57             2,524
    ------------------------------------------------------------------
    TOTAL DENMARK                                                2,524
    ------------------------------------------------------------------

    FINLAND - 1.01%
    IT CONSULTING & SERVICES - 1.01%
    TietoEnator Oyj                               55             1,226
    ------------------------------------------------------------------
    TOTAL FINLAND                                                1,226
    ------------------------------------------------------------------

    FRANCE - 15.00%
    BANKS - 2.00%
    BNP Paribas                                   28             2,440
    ------------------------------------------------------------------
    BEVERAGES - 2.82%
    Pernod-Ricard SA                              32             2,246
    Remy Cointreau SA                             41             1,182
    ------------------------------------------------------------------
                                                                 3,428
    ------------------------------------------------------------------
    COMMERCIAL SERVICES - 1.18%
    Atos Origin #                                 20             1,441
    ------------------------------------------------------------------
    CONSTRUCTION & ENGINEERING - 2.94%
    Technip SA                                     6               771
    Vinci SA                                      44             2,806
    ------------------------------------------------------------------
                                                                 3,577
    ------------------------------------------------------------------
    HOTELS RESTAURANTS & LEISURE - 0.66%
    Accor SA                                      19               803
    ------------------------------------------------------------------
    METALS - 2.05%
    Pechiney SA - Class A                         49             2,492
    ------------------------------------------------------------------
    PHARMACEUTICALS - 3.35%
    Aventis SA                                    51             4,076
    ------------------------------------------------------------------
    TOTAL FRANCE                                                18,257
    ------------------------------------------------------------------

    GERMANY - 3.73%
    DIVERSIFIED TELECOMMUNICATIONS - 1.50%
    Deutsche Telekom AG                           80             1,825
    ------------------------------------------------------------------
    INSURANCE - 1.55%
    AMB Aachener & Muenchener
    Beteiligungs AG                               18             1,884
    ------------------------------------------------------------------
    SOFTWARE - 0.68%
    SAP AG                                         6               834
    ------------------------------------------------------------------
    TOTAL GERMANY                                                4,543
    ------------------------------------------------------------------

    IRELAND - 1.05%
    DIVERSIFIED FINANCIALS - 1.05%
    Irish Life and Permanent PLC #               111             1,278
    ------------------------------------------------------------------
    TOTAL IRELAND                                                1,278
    ------------------------------------------------------------------

    ITALY - 8.38%
    AUTOMOBILES - 1.61%
    Fiat Spa                                     100             1,958
    ------------------------------------------------------------------
    BANKS - 2.18%
    IntesaBCI Spa                                750             2,651
    ------------------------------------------------------------------
    DIVERSIFIED TELECOMMUNICATIONS - 1.37%
    Telecom Italia Spa - RNC                     350             1,673
    ------------------------------------------------------------------
    OIL & GAS - 3.22%
    Eni Spa                                      321             3,918
    ------------------------------------------------------------------
    TOTAL ITALY                                                 10,200
    ------------------------------------------------------------------

                                                        VALUE (NOTE 1)
    COMMON STOCKS (continued)                 SHARES               US$
    ------------------------------------------------------------------
    NETHERLANDS - 2.06%
    HOUSEHOLD DURABLES - 1.29%
    Royal Philips Electronics NV                  59             1,566
    ------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.77%
    BE Semiconductor Industries NV #             141               932
    ------------------------------------------------------------------
    TOTAL NETHERLANDS                                            2,498
    ------------------------------------------------------------------

    SPAIN - 0.93%
    MEDIA - 0.93%
    Sogecable SA #                                56             1,127
    ------------------------------------------------------------------
    TOTAL SPAIN                                                  1,127
    ------------------------------------------------------------------

    SWITZERLAND - 2.36%
    BANKS - 2.36%
    UBS AG                                        20             2,868
    ------------------------------------------------------------------

    TOTAL SWITZERLAND                                            2,868
    ------------------------------------------------------------------

    UNITED KINGDOM - 25.99%
    BANKS - 6.27%
    Halifax PLC                                  282             3,260
    Lloyds TSB Group PLC                         166             1,661
    Royal Bank of Scotland Group PLC             123             2,711
    ------------------------------------------------------------------
                                                                 7,632
    ------------------------------------------------------------------
    CONSTRUCTION & ENGINEERING - 1.88%
    BAA PLC                                      247             2,293
    ------------------------------------------------------------------
    DIVERSIFIED FINANCIALS - 3.26%
    Amvesco PLC                                  182             3,161
    Singer & Friedlander PLC                     219               802
    ------------------------------------------------------------------
                                                                 3,963
    ------------------------------------------------------------------
    DIVERSIFIED TELECOMMUNICATIONS - 2.63%
    British Telecommunications PLC               429             2,697
    British Telecommunications PLC #              86               508
    ------------------------------------------------------------------
                                                                 3,205
    ------------------------------------------------------------------
    FOOD & DRUG RETAILING - 2.67%
    J Sainsbury PLC                              522             3,254
    ------------------------------------------------------------------
    OIL & GAS - 5.90%
    Lattice Group PLC                          1,117             2,494
    Shell Transport & Trading                    564             4,688
    ------------------------------------------------------------------
                                                                 7,182
    ------------------------------------------------------------------
    WATER COMPANIES - 2.06%
    AWG PLC                                      297             2,506
    ------------------------------------------------------------------
    WIRELESS TELECOMMUNICATION SERVICES - 1.32%
    Vodafone Group PLC                           723             1,602
    ------------------------------------------------------------------
    TOTAL UNITED KINGDOM                                        31,637
    ------------------------------------------------------------------
    TOTAL COMMON STOCKS
    (cost $84,420)                                              79,991
    ------------------------------------------------------------------

    TOTAL INVESTMENTS - 65.73%
    (COST $84,420)                                              79,991
    OTHER ASSETS
    IN EXCESS OF LIABILITIES - 34.27%                           41,708
    ------------------------------------------------------------------
    TOTAL NET ASSETS 100.00%                                   121,699
    ------------------------------------------------------------------

    # Non-income producing security.

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 29, 2001 (UNAUDITED)

                                                              US$
        ---------------------------------------------------------
        ASSETS:
        Investments, at value*                             79,991
        Cash                                              114,203
        Foreign currency                                    1,180
        Receivable for investments sold                       447
        Dividends and interest receivable                     450
        Recoverable foreign taxes                              79
        ----------------------------------------------------------
        Total assets                                      196,350
        ----------------------------------------------------------

        LIABILITIES:
        Payable for investment advisory fees                   43
        Accrued expenses and other liabilities             74,608
        ----------------------------------------------------------
        Total liabilities                                  74,651
        ----------------------------------------------------------
        NET ASSETS                                        121,699
        ----------------------------------------------------------
        * Cost of Investments                              84,420
        ----------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 12, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                            US$
        ----------------------------------------------------------------------------------------
        INVESTMENT INCOME:
        Interest income                                                                     439
        Dividend income*                                                                  1,158
        ----------------------------------------------------------------------------------------
        Total income                                                                      1,597
        ----------------------------------------------------------------------------------------

        EXPENSES:
        Accounting and custody fees                                                      43,559
        Administration fees                                                              22,520
        Trustees' fees and expenses                                                       7,601
        Audit fees                                                                        4,666
        Investment advisory fee                                                             163
        Other expenses                                                                    3,500
        ----------------------------------------------------------------------------------------
        Total expenses                                                                   82,009
        ----------------------------------------------------------------------------------------
        NET INVESTMENT LOSS                                                             (80,412)
        ----------------------------------------------------------------------------------------

        REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
        Net realized loss on:
        Investment security transactions                                                 (9,976)
        Foreign currency transactions and forward foreign currency exchange contracts       297
        ----------------------------------------------------------------------------------------
                                                                                         (9,679)
        ----------------------------------------------------------------------------------------
        Net change in unrealized appreciation/(depreciation) on:
        Investment securities                                                            (4,429)
        Foreign currency transactions and forward foreign currency exchange contracts       (39)
        ----------------------------------------------------------------------------------------
                                                                                         (4,468)
        ----------------------------------------------------------------------------------------
        NET LOSS ON INVESTMENTS                                                         (14,147)
        ----------------------------------------------------------------------------------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            (94,559)
        ----------------------------------------------------------------------------------------
        * Net of foreign taxes withheld                                                     162
        ----------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 12, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 29, 2001 (UNAUDITED)

                                                                                                US$
        -------------------------------------------------------------------------------------------
        OPERATIONS:
        Net investment loss                                                                (80,412)
        Net realized loss                                                                   (9,679)
        Net change in unrealized depreciation                                               (4,468)
        -------------------------------------------------------------------------------------------
        Net decrease in net assets resulting from operations                               (94,559)
        -------------------------------------------------------------------------------------------

        CAPITAL TRANSACTIONS
        Contributions                                                                      224,257
        Withdrawals                                                                         (7,999)
        -------------------------------------------------------------------------------------------
        Net increase in net assets from capital transactions                               216,258
        -------------------------------------------------------------------------------------------
        Total increase in net assets                                                       121,699
        -------------------------------------------------------------------------------------------

        NET ASSETS:
        Beginning of period                                                                      -
        -------------------------------------------------------------------------------------------
        End of period                                                                      121,699
        -------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

        A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
           TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001.

           The following is a summary of significant accounting policies which are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

           1. SECURITY VALUATION
              The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

           2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
              Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

           3. FEDERAL INCOME TAXES
              The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

              It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

        A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES continued
           4. FOREIGN SECURITIES
              Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

              Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

           5. FOREIGN CURRENCY TRANSLATION
              For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

              As of June 29, 2001, the Portfolio had no open forward foreign currency exchange contracts outstanding.

           6. FUTURES CONTRACTS
              The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

              As of June 29, 2001, there were no open long futures contracts outstanding.

        B. INVESTMENT ADVISORY AGREEMENT
           Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management (the "Portfolio Manager") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its advisory services, the Portfolio Trust shall pay to the Portfolio Manager from the assets of the Portfolio a management fee, paid monthly, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

        C. SECURITY TRANSACTIONS
           Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended June 29, 2001, were as follows:

           COST OF PURCHASES                                                                 PROCEEDS FROM SALES
           US$                                                                                               US$
           -----------------------------------------------------------------------------------------------------
           195,415                                                                                       101,020

           At June 29, 2001 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes was as follows:

                                               UNREALIZED                  UNREALIZED             NET UNREALIZED
           TAX COST                          APPRECIATION                DEPRECIATION               DEPRECIATION
           US$                                        US$                         US$                        US$
           -----------------------------------------------------------------------------------------------------
           84,420                                   2,115                     (6,544)                    (4,429)

        D. FINANCIAL HIGHLIGHTS
           The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                                                         FOR THE
                                                                                                    PERIOD ENDED
                                                                                                  JUNE 29, 2001*
                                                                                                     (UNAUDITED)
           -----------------------------------------------------------------------------------------------------
           Ratio of expenses                                                                           249.59%+
           Ratio of net investment income (loss)                                                      (244.73%)+
           Portfolio Turnover                                                                             125%

        * For the period February 12, 2001 (commencement of operations) through June 29, 2001.
        + Computed on an annualized basis.

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